Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
C000103967
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Account Value	$ 14,265	$ 12,819	$ 11,078	$ 12,206	$ 14,049	$ 9,356	$ 11,204	$ 11,945	$ 10,612	$ 9,490	$ 9,574
C000103969
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 15,281	13,701	11,800	12,982	14,900	9,907	11,828	12,574	11,149	9,948	10,000
C000103968
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Account Value	$ 13,830	12,508	10,897	12,107	14,041	9,423	11,368	12,208	10,925	9,853	10,000
C000103972
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 15,288	13,694	11,793	12,969	14,902	9,895	11,821	12,567	11,141	9,945	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,389	13,312	12,309	13,784	15,551	9,818	11,928	12,883	10,312	8,797	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,389	13,312	12,309	13,784	15,551	9,818	11,928	12,883	10,312	8,797	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,389	13,312	12,309	13,784	15,551	9,818	11,928	12,883	10,312	8,797	10,000
MSCI EM Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM Index (net)
Account Value	$ 14,389	$ 13,312	$ 12,309	$ 13,784	$ 15,551	$ 9,818	$ 11,928	$ 12,883	$ 10,312	$ 8,797	$ 10,000